Other equity_Details of other equity (Details) $ in Thousands		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Accumulated other comprehensive income [Abstract]
Net loss on valuation of financial assets at FVTOCI		₩ (87,182,000,000)		₩ 0
Gain on valuation of AFS financial assets		0		301,930,000,000
Gain(loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to own credit risk		0		0
Share of other comprehensive gain(loss) of joint ventures and associates		302,000,000		(1,251,000,000)
Loss on foreign currencies translation of foreign operations		(244,735,000,000)		(242,700,000,000)
Remeasurement loss related to defined benefit plan		(236,726,000,000)		(152,624,000,000)
Gain(loss) on valuation of cash flow hedges		(3,869,000,000)		777,000,000
Other comprehensive income related to assets held for sale		0		4,145,000,000
Sub-total		(572,210,000,000)		(89,723,000,000)	₩ 173,368,000,000	₩ 102,020,000,000
Treasury shares		(34,113,000,000)		(34,113,000,000)
Other capital adjustments	[1]	(1,607,647,000,000)		(1,815,438,000,000)
Total		₩ (2,213,970,000,000)	$ (1,989,370)	₩ (1,939,274,000,000)

[1]	Other capital adjustments include gain or loss on capital transactions that was recognized in 2014 as a result of the merger of Woori Bank and Woori Finance Holdings Co., Ltd.